Stock Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 22, 2014	Apr. 26, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	26,750	28,900
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 289	$ 205
Share price	$ 38.90	$ 33.00
Exercise price, min	16.65
Exercise price, max	$ 36.02
Allocated Share-based Compensation Expense	$ 207	$ 237
Future compensation expense of non-vested restricted stock outstanding	1,146	963
Unrecognized Salaries And Employee Benefits Expense	$ 203	$ 207
Common Stock, Dividend Rate, Percentage	50.00%	50.00%
Weighted Average Remaining Contractual Term, Outstanding	5 years 10 months 24 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 289	$ 205
Restricted stock, granted	13,100	13,100
Outside Directors [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, granted		2,400
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 1	$ 1
Norwood Financial Corp 2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									412,500
Options, Granted	0	0			11,135	18,750	42,900
Norwood Financial Corp 2006 Stock Option Plan [Member] | Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									66,000
Options, Granted							6,000
Shares available for awards	0
Norwood Financial Corp 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								375,000
Options and restricted stock, granted			44,150	36,675	20,591	13,950
Shares available for awards	177,785
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								63,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	151,260
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted			26,750
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	13,575
Restricted stock, granted			9,000	9,000	6,375	9,750
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								60,000
Shares available for awards	26,525
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted			8,000
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								12,000
Shares available for awards	9,225
Restricted stock, granted			400	3,675	3,600	4,200
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Employees [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted				24,000	10,616
Amended Norwood Financial Corp 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock, granted	39,850	42,000
Amended Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	62,700
Options and restricted stock, granted	7,500
Shares increased (decrased)	(300)
Restricted stock, granted	7,500
Amended Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	32,300
Options and restricted stock, granted	5,600
Shares increased (decrased)	20,300
Restricted stock, granted		5,600
Amended Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Employees [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	26,750	26,500